Deferred taxation - Reconciliation of changes in deferred tax liability asset (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets and liabilities [abstract]
Deferred tax (liabilities)/assets, beginning balance	$ (128)	$ 146
Adjustment on currency translation	124	61
(Charged)/credited to the income statement	(735)	(114)
(Charged)/credited to statement of comprehensive income	(102)	(243)	$ 115
Other movements	6	22
Deferred tax liabilities, ending balance	(835)	(128)	$ 146
Deferred tax assets	2,766	3,375
Deferred tax liabilities	$ (3,601)	$ (3,503)